Shareholder Report, Holdings (Details)	Jun. 30, 2025
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 1 | Charles Schwab Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 1 | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 1 | Kenvue, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 1 | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 1 | Wells Fargo & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 1 | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 1 | ConocoPhillips Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 1 | L3Harris Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 1 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 1 | Chubb Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 2 | Charles Schwab Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 2 | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 2 | Kenvue, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 2 | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 2 | Wells Fargo & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 2 | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 2 | ConocoPhillips Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 2 | L3Harris Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 2 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 2 | Chubb Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
CTIVP® – T. Rowe Price Large Cap Value Fund - Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%